Schedule of trade and other payables (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Trade And Other Payables
Trade payable- third parties	$ 1,142,065	$ 1,468,582	$ 2,056,665
Accruals	1,163,541	1,496,198	1,439,072
GST payables	167,671	215,607	279,638
Other payables third parties	384,498	494,426	2,799,410
Total	$ 2,857,775	$ 3,674,813	$ 6,574,785